Retirement Benefit Obligations - Summary of Average Duration and Scheme Composition (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Eurozone [member]
Disclosure of defined benefit plans [Line Items]
Average duration of defined benefit obligation (years)	18 years 3 months 18 days	18 years 3 months 18 days	18 years 1 month 6 days
Active plan participants	69.00%	70.00%	74.00%
Deferred plan participants	10.00%	10.00%	8.00%
Retirees	21.00%	20.00%	18.00%
Switzerland [member]
Disclosure of defined benefit plans [Line Items]
Average duration of defined benefit obligation (years)	17 years	17 years 7 months 6 days	17 years 9 months 18 days
Active plan participants	74.00%	74.00%	74.00%
Retirees	26.00%	26.00%	26.00%
United States and Canada [member]
Disclosure of defined benefit plans [Line Items]
Average duration of defined benefit obligation (years)	12 years 3 months 18 days	12 years 10 months 24 days	12 years 6 months
Active plan participants	49.00%	43.00%	44.00%
Deferred plan participants	15.00%	12.00%	12.00%
Retirees	36.00%	45.00%	44.00%